Janus Henderson Forty Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Forty Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 660
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,035
Expense Example, No Redemption, 10 Years	1,597
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	1,741
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990